INCOME TAXES - Effective Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Loss before income taxes	$ (18,447)	$ (8,482)	$ (124,213)	$ (21,531)
Income tax provision			$ 0	$ 0
U.S. federal tax benefit at statutory rate			21.00%	21.00%
State income taxes, net of federal benefit			5.41%	7.84%
Non-deductible expenses and other			(0.21%)	(0.16%)
Share-based compensation			(0.33%)	(0.95%)
Compensation Disallowance under 162(m)			(4.43%)
Research and development credits			0.87%	0.79%
Initial public offering costs			(0.12%)
Interest on convertible note			(1.38%)
Warrant expense			(1.19%)
Derivative liability			(1.22%)
Change in valuation allowance, net			(18.40%)	(28.52%)